Quarterly Holdings Report
for

Fidelity Simplicity RMD 2005 Fund℠

October 31, 2019

RW28-QTLY-1219
1.858591.113

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.7%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,970	$51,535
Fidelity Series Blue Chip Growth Fund (a)	6,528	90,610
Fidelity Series Commodity Strategy Fund (a)	128,348	600,667
Fidelity Series Growth Company Fund (a)	10,242	182,506
Fidelity Series Intrinsic Opportunities Fund (a)	13,635	219,522
Fidelity Series Large Cap Stock Fund (a)	12,951	194,648
Fidelity Series Large Cap Value Index Fund (a)	4,155	55,059
Fidelity Series Opportunistic Insights Fund (a)	5,435	100,549
Fidelity Series Small Cap Discovery Fund (a)	2,208	25,436
Fidelity Series Small Cap Opportunities Fund (a)	6,000	79,384
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,863	149,478
Fidelity Series Value Discovery Fund (a)	8,039	106,357
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,822,069)		1,855,751

International Equity Funds - 11.0%
Fidelity Series Canada Fund (a)	4,405	47,974
Fidelity Series Emerging Markets Fund (a)	8,526	80,830
Fidelity Series Emerging Markets Opportunities Fund (a)	37,259	722,456
Fidelity Series International Growth Fund (a)	24,522	418,588
Fidelity Series International Small Cap Fund (a)	6,014	100,500
Fidelity Series International Value Fund (a)	43,562	427,780
Fidelity Series Overseas Fund (a)	10,344	105,510
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,825,471)		1,903,638

Bond Funds - 55.2%
Fidelity Series Emerging Markets Debt Fund (a)	12,613	118,940
Fidelity Series Floating Rate High Income Fund (a)	2,753	25,328
Fidelity Series High Income Fund (a)	13,682	129,433
Fidelity Series Inflation-Protected Bond Index Fund (a)	204,749	2,065,922
Fidelity Series International Credit Fund (a)	1,039	10,848
Fidelity Series Investment Grade Bond Fund (a)	574,305	6,673,430
Fidelity Series Long-Term Treasury Bond Index Fund (a)	45,504	449,580
Fidelity Series Real Estate Income Fund (a)	7,387	83,622
TOTAL BOND FUNDS
(Cost $9,235,594)		9,557,103

Short-Term Funds - 23.1%
Fidelity Series Government Money Market Fund 1.89% (a)(b)	3,201,672	3,201,672
Fidelity Series Short-Term Credit Fund (a)	79,370	800,839
TOTAL SHORT-TERM FUNDS
(Cost $3,993,927)		4,002,511
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $16,877,061)		17,319,003
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,581)
NET ASSETS - 100%		$17,312,422

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$61,288	$1,133	$11,897	$--	$(2,836)	$3,847	$51,535
Fidelity Series Blue Chip Growth Fund	106,571	11,456	16,256	10,016	322	(11,483)	90,610
Fidelity Series Canada Fund	51,783	997	4,840	--	14	20	47,974
Fidelity Series Commodity Strategy Fund	643,390	22,392	66,318	5,389	(1,538)	2,741	600,667
Fidelity Series Emerging Markets Debt Fund	132,326	3,521	12,077	1,793	(421)	(4,409)	118,940
Fidelity Series Emerging Markets Fund	73,530	14,413	7,489	--	(400)	776	80,830
Fidelity Series Emerging Markets Opportunities Fund	660,836	100,914	61,442	--	(1,351)	23,499	722,456
Fidelity Series Floating Rate High Income Fund	27,504	741	2,584	371	(34)	(299)	25,328
Fidelity Series Government Money Market Fund 1.89%	3,335,372	159,527	293,227	17,228	--	--	3,201,672
Fidelity Series Growth Company Fund	214,319	3,939	37,368	--	3,283	(1,667)	182,506
Fidelity Series High Income Fund	138,736	4,057	12,939	2,205	(158)	(263)	129,433
Fidelity Series Inflation-Protected Bond Index Fund	2,358,651	78,939	387,123	1,937	6,558	8,897	2,065,922
Fidelity Series International Credit Fund	10,580	72	--	72	--	134	10,848
Fidelity Series International Growth Fund	478,874	5,639	86,585	--	4,516	16,144	418,588
Fidelity Series International Small Cap Fund	104,187	1,396	9,563	--	(363)	4,843	100,500
Fidelity Series International Value Fund	443,873	15,324	49,610	--	(2,866)	21,059	427,780
Fidelity Series Intrinsic Opportunities Fund	261,694	22,478	58,904	9,764	(2,182)	(3,564)	219,522
Fidelity Series Investment Grade Bond Fund	6,882,047	316,469	624,815	49,361	7,256	92,473	6,673,430
Fidelity Series Large Cap Stock Fund	229,564	16,197	49,812	7,323	(546)	(755)	194,648
Fidelity Series Large Cap Value Index Fund	65,641	2,605	14,167	--	805	175	55,059
Fidelity Series Long-Term Treasury Bond Index Fund	695,841	19,745	305,336	3,705	38,272	1,058	449,580
Fidelity Series Opportunistic Insights Fund	117,772	1,642	17,590	--	956	(2,231)	100,549
Fidelity Series Overseas Fund	16,796	84,858	--	--	--	3,856	105,510
Fidelity Series Real Estate Income Fund	87,797	3,107	8,097	1,949	(2)	817	83,622
Fidelity Series Short-Term Credit Fund	834,023	35,688	72,914	5,501	177	3,865	800,839
Fidelity Series Small Cap Discovery Fund	31,622	870	7,665	--	(152)	761	25,436
Fidelity Series Small Cap Opportunities Fund	97,373	9,121	21,559	5,390	1,140	(6,691)	79,384
Fidelity Series Stock Selector Large Cap Value Fund	177,106	7,957	37,778	--	(1,022)	3,215	149,478
Fidelity Series Value Discovery Fund	126,452	6,016	27,358	--	(404)	1,651	106,357
Total	$18,465,548	$951,213	$2,305,313	$122,004	$49,024	$158,469	$17,319,003

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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